Loans receivable, net	12 Months Ended
Dec. 31, 2021
Loans receivable, net
Loans receivable, net

Note 5- Loans receivable, net

The annualized interest rates on loans issued ranged between 5% and 54% for the year ended December 31, 2021, and ranged between 6% and 54% for the year ended December 31, 2020.

Loans receivable consisted of the following:

	December 31,
	2021	2020
Loans receivable, gross
Personal loans	$8,027	$21,170
Corporate loans	6,167	4,719
Subtotal	14,194	25,889
Provision for loan losses	(3,558)	(2,172)
Total loans receivable, net	$10,636	$23,717
Less: classified as non-current loans receivable, net	(8,190)	(1,621)
Total current loans receivable, net	$2,446	$22,096

The following is a maturity analysis of the Company’s loans receivable, net as of December 31, 2021:

For the year ending December 31,	Amount
2022	$2,446
2023	3,723
2024	4,465
2025	2
2026 and thereafter	—
Total loans	10,636

The Company originates loans to customers located primarily in Hong Kong.

As of December 31, 2021 and 2020, the Company had 18 and 34 personal loan customers, and 3 and 2 corporate loan customers, respectively. Provision for loan losses is estimated on an annually basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.

For the years ended December 31, 2021 , 2020 and 2019, a provision of $1,386, $1,980 and $194 was charged to the consolidated statement of comprehensive loss, and no write-offs against provisions was made.

For the years ended December 31, 2021, 2020 and 2019, interest income of $93, $39 and $2 were recognized for the loans were impaired.

The following table represents the aging of loans receivable, net as of December 31, 2021 and 2020:

	December 31,
	2021	2020
1‑89 days past due	$—	$11
90‑179 days past due	1	6
180‑365 days past due	1	524
Over 1 year past due *	415	14,482
Total past due	$417	$15,023
Loans without overdue	10,219	8,694
Total loans, net	$10,636	$23,717

*

The original loan settlement was planned in 2020, but was postponed by COVID-19. In early 2021, loans and interest receivable from seven borrowers were assigned to an unrelated party, Brilliant Jade Group Limited, in considerations of HK$108.12 million ($13.86 million) in total. Outstanding loans were accrued to HK$108.12 million ($13.86 million) according to loan contract terms. Considerations were fully settled in March and April, 2021. No outstanding balance is due from the captioned borrowers after loan assignments.

As of December 31, 2021, the Company had loans receivable of $423 as aging over 1 year past due. A provision of $8 was charged to aging over 1 year past due for the year ended December 31, 2021. Decrease in provision was mainly due to the loans were sufficiently secured by real estate.

As of December 31, 2020, the Company had loans receivable of $1,474 as aging 180‑365 days past due. A provision of $950 was charged to aging 180‑365 days past due for the year ended December 31, 2020. Increase in provsion was mainly due to most of loans were unsecured loan.

The following table summarizes the Company’s loan portfolio by categories as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Installment loans to individuals	$15	$11,741
Real estate backed loan	6,221	7,285
Securities backed loan	1,617	—
Commercial loans	2,783	4,691
Total loans, net	$10,636	$23,717

Installment loans to individuals

Installment loans to individuals are unsecured loans offered to individual borrowers by assessing their abilities to repay their loans and interest. The factors used to determine the borrower’s ability to repay include the borrower's current income, current assets, credit history and employment status.

Real estate backed loans

A real estate backed loan is a loan in which the borrower puts up a real estate under his/her ownership, possession or control, as collateral for the loan. The loan is secured against the collateral and the Company does not take physical possession of the collateral at the time the loan is made. The Company will verify ownership of the collateral and then register the collateral with the appropriate government entities to complete the secured transaction. In the event that the borrower defaults, the Company can then take possession of the collateral and sell it to recover the outstanding balance owed. If the sale proceeds of the collateral is not sufficient to pay off the loan in full, the Company will file a lawsuit against the borrower and seek judgment for the remaining balance.

Securities backed loans

A securities backed loan is a loan in which the borrower puts up securities of public listed companies under his/her ownership as collateral for the loan. The loan is secured against the collateral and the Company obtains physical possession of the original share certificates since the loan is made. The Company verifies ownership of the securities by examining proof of ownership. Both the borrower and the Company have to sign a share plege agreement to complete the secured transaction. In the event that the borrower defaults, the Company can then take possession and sell securities to recover the outstanding balance owed. If the sale proceeds of securities is not sufficient to pay off the loan in full, the Company will file a lawsuit against the borrower and seek judgment for the remaining balance.

Commercial loans

Commercial loans are unsecured loans offered to corporations by assessing their capacities to make timely principal and interest payments. The factors used to determine the corporations’ ability to repay include state of economy, recent industry performance and financial conditions of the corporations as well as the owners of the corporations.